Land use right, net (Tables)	12 Months Ended
Dec. 31, 2017
ZHEJIANG TIANLAN
Schedule Land use right
	2017	2016
	RMB’000	RMB’000
Land use right	7,361	7,361
Less: Accumulated amortisation	(1,763)	(1,614)
	5,598	5,747

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Amortisation expense	149	149	149

Amortization expense
Estimated
Amortization
For the Twelve Months Ending December 31,	Expenses
RMB '0000
2018	149
2019	149
2020	149
2021	149
2022	149
Thereafter	4,853
5,598

ZHEJIANG JIAHUAN
Schedule Land use right
	2017	2016
	RMB’000	RMB’000
Land use right	7,987	7,987
Less: Accumulated amortisation	(1,862)	(1,699)
	6,125	6,288

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Amortisation expense	163	163	163

Amortization expense
Estimated
Amortization
For the Twelve Months Ending December 31,	Expenses
RMB '0000
2018	163
2019	163
2020	163
2021	163
2022	163
Thereafter	5,310
6,125